CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	6 Months Ended
Jun. 30, 2024
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Abstract]
CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS	CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS

	June 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000

Cash and bank balances	1,254,469	1,312,773
Less: Pledged deposits	(431)	(357)
Time deposits	(1,052,785)	(34,703)

Cash and cash equivalents	201,253	1,277,713

Denominated in USD	178,793	1,254,969
Denominated in RMB	17,205	12,675
Denominated in EUR	5,255	10,069

Cash and cash equivalents	201,253	1,277,713
The cash and cash equivalents of the Company denominated in Renminbi (“RMB”) amounted to $17.2 million and $12.7 million in the consolidated statements of financial position as at June 30, 2024 and December 31, 2023, respectively. The RMB is not freely convertible into other currencies, however, under Greater China Foreign Exchange Control Regulations and Administration of Settlement, Sale and Payment of Foreign Exchange Regulations, the Company is permitted to exchange RMB for other currencies through banks authorized to conduct foreign exchange business.
The pledged deposit as at June 30, 2024 was primarily pledged for office space and credit card facilities, while the pledged deposit as at December 31, 2023 was pledged for credit card facilities.
Cash and cash equivalents earns interest at floating rates based on daily bank deposit rates. The bank balances are deposited with creditworthy banks with no recent history of default. The carrying amounts of the cash and cash equivalents approximate to their fair values.